Real Estate (Tables)	12 Months Ended
Jun. 30, 2025
Real Estate [Abstract]
Summary of Base Rents for the Remaining Lease Term

The following table summarizes the base rents for the remaining lease term:

(in thousands)	June 30, 2025
For the year ending December 31, 2025	$253
For the year ending December 31, 2026	516
For the year ending December 31, 2027	526
For the year ending December 31, 2028	537
Thereafter	3,454
Total base rent	$5,286